Restatement of Financial Statements	5 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement of Financial Statements
Note 2—Restatement of Financial Statements
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 19, 2021, to classify all outstanding Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC 480 10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on September 25, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 19, 2021, as well as the Form 10-Qs for the quarterly periods ended. March 31, 2021 and June 30, 2021 (collectively, the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q for the quarterly period ended September 30, 2021.
Impact of the Restatement
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the period from August 5, 2020 (inception) through December 31, 2020 and the balance sheet as of September 21, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities. The change in the carrying value of the redeemable Class A ordinary shares at December 31, 2020 resulted in a reclassification of approximately 3 million shares of Class A ordinary shares from permanent equity to temporary equity. The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the period from August 5, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$251,534,022	$—	$251,534,022

Total liabilities	30,605,835	1	30,605,836
Class A ordinary shares, $0.0001 par value; subject to possible redemption	215,928,180	34,071,820	250,000,000

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Shareholders’ equity (deficit)
Preference shares- $0.0001 par value	$—	$—	$—
Class A ordinary shares - $0.0001 par value	341	(341)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	14,270,276	(14,270,276)	—
Accumulated deficit	(9,271,235)	(19,801,204)	(24,072,439)

Total shareholders’ equity (deficit)	5,000,007	(34,071,821)	(29,071,814)

Total liabilities, Class A ordinary shares subject to possible redemption, and shareholders’ equity (deficit)	$251,534,022	$—	$251,534,022

The Company’s statement of shareholders’
deficit
has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

	Earnings Per Share for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	25,000,000	(7,823,129)	17,176,871
Basic and diluted earnings per share	$0.00	$(0.40)	$(0.40)

	Earnings Per Share for Class B common stock
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	6,058,673	—	6,058,673
Basic and diluted earnings per share	$(1.53)	$1.13	$(0.40)
For the period from August 5, 2020 (inception) through December 31, 2020

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption as revised	$224,760,050	$(224,760,050)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(8,831,870)	$8,831,870	$—
In addition, the impact to the balance sheet dated September 21, 2020, filed on Form
8-K
on September 25, 2020 and as updated in the Form 10-K/A Amendment No. 1 related to the impact of accounting for the Company’s public shares. The change in the carrying value of the redeemable Class A ordinary shares at September 21, 2020 resulted in a reclassification of approximately 12.4 million shares of Class A ordinary shares from permanent equity to temporary equity.

As of September 21, 2020	As Revised	Adjustment	As Restated
Total assets	$252,306,800		$252,306,800
Total liabilities	$9,746,589		$9,746,589
Class A common stock subject to possible redemption	237,560,210	12,439,790	250,000,000
Preferred stock	—	—	—
Class A common stock	125	(125)	—
Class B common stock	625	—	625
Additional paid-in capital	5,011,932	(5,011,932)	—
Accumulated deficit	(12,681)	(7,427,733)	(7,440,414)

Total stockholders’ equity (deficit)	$5,000,001	$(12,439,790)	$(7,439,789)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$252,306,800	$—	$252,306,800

Refer to Note 12 for the impact of the restatement on quarterly financial information.